UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013



Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Market Neutral Master Fund, Ltd.

Address:  c/o GlobeOp Financial Services (Cayman) Limited
          45 Market Street, Suite 3205, 2nd Floor
          Gardenia Court, Camana Bay
          Grand Cayman, Cayman Islands KY1-9003
          British West Indies


13F File Number: 028-12029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kurt Peterson
Title:  Chief Financial Officer
Phone:  (952) 697-4112


Signature, Place and Date of Signing:


  /s/ Kurt Peterson             Plymouth, Minnesota           May 10, 2013
----------------------        ----------------------      ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number              Name

028-14297                         Waterstone Capital Management, L.P.












SK 21823 0002 1377134